Cash and cash equivalents - Restricted Cash Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Cash And Cash Equivalents [Line Items]
Restricted cash	$ 950	$ 717
Isapre Norte Grande Ltda.
Disclosures Of Cash And Cash Equivalents [Line Items]
Restricted cash	$ 950	$ 717